UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):           [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            S & E Partners, L.P.
Address:         660 Madison Avenue, 20th Floor
                 New York, NY 10021

Form 13F File Number: 28-04327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Craig Effron and Curtis Schenker
Title:           Principals
Phone:           212-355-5600

Signature, Place, and Date of Signing:

/s/ Craig Effron                New York, NY                  08/12/06
----------------            ----------------------         ---------------

/s/ Curtis Schenker             New York, NY                  08/12/06
----------------            ----------------------         ---------------
  [Signature]                  [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

Quarter Ended 6/30/06

                                                      Form 13F Information Table

   Column 1                     Column 2  Column 3  Column        Column 5       Column 6    Column 7            Column 8
                                Title of             Value  SHRS or   SH/ Put/  Investment    Other           Voting Authority
 Name of Issuer                 Class      Cusip    (x1000) PRN AMT   PRN Call  Discretion   Managers    Sole      Shared     None
------------------------------------------------------------------------------------------------------------------------------------
Acco Brands Corp                common   00091T108   5,475   250,000  SH         Sole         01         Sole
Acco Brands Corp                common   00091T108   8,103   370,000  SH        Defined       01         Sole
Aether Holdings Inc             common   00809C106   2,740   500,000  SH         Sole         01         Sole
Aether Holdings Inc             common   00809C106   3,562   650,000  SH        Defined       01         Sole
Allegheny Energy, Inc.          common   017361106  14,828   400,000  SH         Sole         01         Sole
Allegheny Energy, Inc.          common   017361106  19,276   520,000  SH        Defined       01         Sole
Altria Group, Inc.              common   02209S103  16,522   225,000  SH         Sole         01         Sole
Altria Group, Inc.              common   02209S103   8,261   112,500  SH        Defined       01         Sole
Altria Group, Inc.              common   02209S103  42,773   582,500 Call        Sole         01         Sole
Altria Group, Inc.              common   02209S103  58,928   802,500 Call       Defined       01         Sole
American Express Co             common   025816109  21,288   400,000  SH         Sole         01         Sole
American Express Co             common   025816109  40,979   770,000  SH        Defined       01         Sole
American Express Co             common   025816109   7,983   150,000 Call        Sole         01         Sole
American Express Co             common   025816109  14,103   265,000 Call       Defined       01         Sole
Ameriprise Financial Inc        common   03076C106   7,817   175,000  SH         Sole         01         Sole
Ameriprise Financial Inc        common   03076C106  11,279   252,500  SH        Defined       01         Sole
Ameriprise Financial Inc        common   03076C106   2,234    50,000 Call        Sole         01         Sole
Ameriprise Financial Inc        common   03076C106   3,127    70,000 Call       Defined       01         Sole
Bank of America Corp            common   060505104  12,025   250,000 Call        Sole         01         Sole
Bank of America Corp            common   060505104  15,633   325,000 Call       Defined       01         Sole
BJs Wholesale Club              common   05548J106   6,379   225,000  SH         Sole         01         Sole
BJs Wholesale Club              common   05548J106   7,796   275,000  SH        Defined       01         Sole
Boston Scientific Corp          common   101137107   4,210   250,000 Call        Sole         01         Sole
Boston Scientific Corp          common   101137107   5,759   342,000 Call       Defined       01         Sole
Cendant Corp                    common   151313103  13,439   825,000  SH         Sole         01         Sole
Cendant Corp                    common   151313103  19,141 1,175,000  SH        Defined       01         Sole
Cendant Corp                    common   151313103   8,145   500,000 Call        Sole         01         Sole
Cendant Corp                    common   151313103  11,403   700,000 Call       Defined       01         Sole
Cheniere Energy Inc             common   16411R208  21,450   550,000  SH         Sole         01         Sole
Cheniere Energy Inc             common   16411R208  32,078   822,500  SH        Defined       01         Sole


Cheniere Energy Inc             common   16411R208  11,700   300,000 Call        Sole         01         Sole
Cheniere Energy Inc             common   16411R208  16,645   426,800 Call       Defined       01         Sole
Ciena Corp                      common   171779101   3,417   710,400  SH         Sole         01         Sole
Cold Spring Capital Inc         common   192865103     540   100,000  SH         Sole         01         Sole
Cold Spring Capital Inc         common   192865103     540   100,000  SH        Defined       01         Sole
Cold Spring Capital Inc         Warrants 192865111     111   300,000  SH         Sole         01         Sole
Cold Spring Capital Inc         Warrants 192865111     111   300,000  SH        Defined       01         Sole
Community Health Systems, Inc.  common   203668108   6,542   178,000  SH         Sole         01         Sole
Community Health Systems, Inc.  common   203668108   8,636   235,000  SH        Defined       01         Sole
Courtside Acquisition Corp      common   22274N102     793   152,500  SH         Sole         01         Sole
Courtside Acquisition Corp      common   22274N102     793   152,500  SH        Defined       01         Sole
Courtside Acquisition Corp      Warrants 22274N1100    231   525,000  SH         Sole         01         Sole
Courtside Acquisition Corp      Warrants 22274N1100    231   525,000  SH        Defined       01         Sole
Cyberonics Inc                  common   23251P102   3,458   162,500  SH         Sole         01         Sole
Cyberonics Inc                  common   23251P102   3,458   162,500  SH        Defined       01         Sole
Embarq Corp                     common   29078E105  16,908   412,500  SH         Sole         01         Sole
Embarq Corp                     common   29078E105  24,901   607,500  SH        Defined       01         Sole
First Avenue Networks           common   31865X106   2,765   250,000  SH         Sole         01         Sole
First Avenue Networks           common   31865X106   3,731   337,300  SH        Defined       01         Sole
Footlocker Inc                  common   344849104  22,041   900,000  SH         Sole         01         Sole
Footlocker Inc                  common   344849104  32,817 1,340,000  SH        Defined       01         Sole
Freescale Semiconductor Class B common   35687M206  23,520   800,000  SH         Sole         01         Sole
Freescale Semiconductor Class B common   35687M206  40,404 1,374,300  SH        Defined       01         Sole
Freescale Semiconductor         common   35687M107  19,575   675,000  SH         Sole         01         Sole
Freescale Semiconductor         common   35687M107  24,908   858,900  SH        Defined       01         Sole
Freescale Semiconductor         common   35687M107   1,450    50,000 Call        Sole         01         Sole
Freescale Semiconductor         common   35687M107   2,030    70,000 Call       Defined       01         Sole
General Electric                common   369604103   3,296   100,000  SH         Sole         01         Sole
General Electric                common   369604103   4,614   140,000  SH        Defined       01         Sole
Grubb & Ellis Rlty Advisors Inc Units    40096202      160    25,000  SH         Sole         01         Sole
Grubb & Ellis Rlty Advisors Inc Units    40096202      160    25,000  SH        Defined       01         Sole
Healthcare Acquisition Corp     common   42224H104     335    42,500  SH         Sole         01         Sole
Healthcare Acquisition Corp     common   42224H104     335    42,500  SH        Defined       01         Sole
Healthcare Acquisition Corp     Warrants 42224H112      29    15,000  SH         Sole         01         Sole
Healthcare Acquisition Corp     Warrants 42224H112      29    15,000  SH        Defined       01         Sole


Hospira Inc.                    common   441060100  17,713   412,500  SH         Sole         01         Sole
Hospira Inc.                    common   441060100  26,022   606,000  SH        Defined       01         Sole
Hospira Inc.                    common   441060100   2,147    50,000 Call        Sole         01         Sole
Hospira Inc.                    common   441060100   3,113    72,500 Call       Defined       01         Sole
HRPT Properties                 common   40426W101   8,670   750,000  SH         Sole         01         Sole
HRPT Properties                 common   40426W101  12,766 1,104,300  SH        Defined       01         Sole
Inco Ltd                        common   453258402   6,590   100,000  SH         Sole         01         Sole
Inco Ltd                        common   453258402   8,567   130,000  SH        Defined       01         Sole
iShares Russell 2000 Index Fund common   464287655   2,511    35,000  SH        Defined       01         Sole
iShares Russell 2000 Index Fund common   464287655     897    12,500 Call        Sole         01         Sole
iShares Russell 2000 Index Fund common   464287655   1,255    17,500 Call       Defined       01         Sole
iShares Russell 2000 Index Fund common   464287655   3,587    50,000  Put        Sole         01         Sole
iShares Russell 2000 Index Fund common   464287655   5,021    70,000  Put       Defined       01         Sole
ishares DJ US Real Estate       common   464287739   7,125   100,000  Put        Sole         01         Sole
ishares DJ US Real Estate       common   464287739  10,688   150,000  Put       Defined       01         Sole
Laidlaw International           common   50730R102   8,190   325,000  SH         Sole         01         Sole
Laidlaw International           common   50730R102  10,710   425,000  SH        Defined       01         Sole
Microsoft Corporation           common   594918104  14,028   600,000  SH         Sole         01         Sole
Microsoft Corporation           common   594918104  19,756   845,000  SH        Defined       01         Sole
Microsoft Corporation           common   594918104  64,295 2,750,000 Call        Sole         01         Sole
Microsoft Corporation           common   594918104  99,365 4,250,000 Call       Defined       01         Sole
NRG Energy, Inc.                common   629377102   9,636   200,000  SH         Sole         01         Sole
NRG Energy, Inc.                common   629377102  14,454   300,000  SH        Defined       01         Sole
NYSE Group Inc                  common   62949W103   3,424    50,000 Call        Sole         01         Sole
NYSE Group Inc                  common   62949W103   4,794    70,000 Call       Defined       01         Sole
O Charleys Inc.                 common   670823103   3,042   180,000  SH         Sole         01         Sole
O Charleys Inc.                 common   670823103   3,889   230,100  SH        Defined       01         Sole
Oil Service Holders Trust       common   678002106   1,868    12,500  Put        Sole         01         Sole
Oil Service Holders Trust       common   678002106   2,615    17,500  Put       Defined       01         Sole
Phelps Dodge Corp               common   717265102   1,643    20,000  SH         Sole         01         Sole
Phelps Dodge Corp               common   717265102   2,136    26,000  SH        Defined       01         Sole
Presstek Inc                    common   741113104   2,088   225,000  SH         Sole         01         Sole
Presstek Inc                    common   741113104   2,756   297,000  SH        Defined       01         Sole
Procter & Gamble Co             common   742718109  15,290   275,000  SH         Sole         01         Sole
Procter & Gamble Co             common   742718109  26,410   475,000  SH        Defined       01         Sole


Procter & Gamble Co             common   742718109  38,003   683,500 Call        Sole         01         Sole
Procter & Gamble Co             common   742718109  53,248   957,694 Call       Defined       01         Sole
QSGI Inc                        common   74729D106     800   500,000  SH         Sole         01         Sole
QSGI Inc                        common   74729D106   1,040   650,000  SH        Defined       01         Sole
Quanta Capital                  common   74762E102     846   329,000  SH        Defined       01         Sole
SPDR Trust Series 1             common   78462F103   7,952    62,500  Put        Sole         01         Sole
SPDR Trust Series 1             common   78462F103  11,133    87,500  Put       Defined       01         Sole
Saifun Semiconductors Ltd       common   M8233P102   4,648   162,500  SH         Sole         01         Sole
Saifun Semiconductors Ltd       common   M8233P102   5,792   202,500  SH        Defined       01         Sole
SCO Group, Inc                  common   78403A106   2,491   607,500  SH         Sole         01         Sole
SCO Group, Inc                  common   78403A106   3,264   796,000  SH        Defined       01         Sole
Sears Holdings                  common   812350106  10,018    64,696  SH         Sole         01         Sole
Sears Holdings                  common   812350106  13,471    87,000  SH        Defined       01         Sole
Service Acquisition Corp        Warrants 817628118     867   220,000  SH         Sole         01         Sole
Service Acquisition Corp        Warrants 817628118   1,613   409,500  SH        Defined       01         Sole
Star Maritime Acquisition Corp  common   85516E107   1,016   100,000  SH         Sole         01         Sole
Star Maritime Acquisition Corp  common   85516E107   1,016   100,000  SH        Defined       01         Sole
Tejon Ranch                     common   879080109   4,116   100,000  SH         Sole         01         Sole
Tejon Ranch                     common   879080109   7,409   180,000  SH        Defined       01         Sole
Thoratec Corp                   common   885175307   1,730   125,000  SH         Sole         01         Sole
Thoratec Corp                   common   885175307   2,249   162,500  SH        Defined       01         Sole
US Airways Group                common   90341W108   3,791    75,000  SH         Sole         01         Sole
US Airways Group                common   90341W108   4,801    95,000  SH        Defined       01         Sole
Wal-Mart Stores Inc.            common   931142103  48,170 1,000,000 Call        Sole         01         Sole
Wal-Mart Stores Inc.            common   931142103  69,606 1,445,000 Call       Defined       01         Sole
Walter Industries               common   93317Q105  17,295   300,000  SH         Sole         01         Sole
Walter Industries               common   93317Q105  24,080   417,700  SH        Defined       01         Sole

127                                              1,495,470


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     1
Form 13F Information Table Entry Total:                127
Form 13F Information Table Value Total:                $1,495,470
                                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.       Form 13F File Number                 Name

      01        28-04329                             Scoggin LLC